Income taxes	12 Months Ended
Aug. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

19. Income taxes

The reconciliation of the combined federal and state income tax rate of 26.5% (2023 – 26.5%) to the effective tax rate is as follows:

	August 31, 2024	August 31, 2023
(Loss) before recovery of income taxes	(4,102,659)	(2,809,037)

Expected income tax (recovery) expense	(1,087,200)	(744,395)
Non-deductible expenses	112,110	45,338
Share issuance cost booked directly to equity	(219,330)	-
Valuation Allowance	1,194,420	699,057
Income tax expense (recovery)	-	-

Deferred income taxes

The following table summarizes the component of deferred tax

	August 31, 2024	August 31, 2023
Deferred tax assets
Intangible assets	54,750	-
Finance lease liabilities	258,930	293,610
Convertible debentures	6,550	-
Investments	5,240	3,930
Share issuance costs	413,950	435,920
Operating tax losses carried forward	2,633,950	1,844,180
SR&ED Pool from T661	271,750	67,560
Charitable donations carryforward	28,010	29,000
	3,673,130	2,674,200
Valuation allowance	(3,440,100)	(2,266,630)
Total net deferred tax assets	233,030	407,570

Deferred tax liabilities

Property, plant and equipment	(13,430)	(41,190)
Right of use assets	(219,600)	(254,500)
Intangible assets	-	(110,960)
Loan	-	(920)
	(233,030)	(407,570)

Net deferred tax liability	-	-

The Canadian operating tax loss carry forward expire in 2044. The remaining deductible temporary differences may be carried forward indefinitely.

The Company has adopted the provisions of ASC 740-10, which clarifies the accounting for uncertain tax positions. ASC 740-10 requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not to be sustained upon examination based on the technical merits of the position. For the year ended August 31, 2024, the Company had no material unrecognized tax benefits, and based on the information currently available, no significant changes in unrecognized tax benefits are expected in the next 12 months.